Intangible Assets - Summary of Intangible Assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure Of Intangible Assets [Line Items]
Goodwill	$ 11,975,024	$ 11,975,024	$ 11,975,024
Total Intangible assets	11,990,309	12,173,710	12,364,777
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 15,285	$ 198,686	290,388
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets			$ 99,365